Portfolio of Investments

June 30, 2020

Tactical Income ETF

 (Unaudited)

Portfolio of Investments Summary Table	Percentage of Fair Value
Consumer Discretionary	0.9%
Financials	1.7
Information Technology	2.6
Domestic Equity	57.2
Domestic Fixed Income	34.4
Exchange-Traded Note	0.5
International Equity	2.7
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value
Common Stocks
Consumer Discretionary — 0.8%
1,007	The Home Depot, Inc.	$252,264
Financials — 1.6%
1,532	S&P Global, Inc.	504,763
Information Technology — 2.4%
1,382	Apple, Inc.	504,154
1,234	Microsoft Corp.	251,131
		755,285
Total Common Stocks (Cost $1,430,741)		$1,512,312

Investment Companies
Domestic Equity — 53.3%
7,725	Consumer Discretionary Select Sector SPDR Fund ETF	986,560
32,473	Consumer Staples Select Sector SPDR Fund ETF	1,904,217
6,324	Energy Select Sector SPDR Fund ETF	239,363
10,520	First Trust NASDAQ Technology Dividend Index Fund ETF	438,894
3,967	Health Care Select Sector SPDR Fund ETF	396,978
7,333	iShares Core S&P Small-Capital ETF	500,771
33,851	iShares Edge MSCI Min Vol USA ETF	2,052,386
15,722	iShares Edge MSCI USA Quality Factor ETF	1,508,054
18,263	Proshares S&P 500 Dividend Aristocrats ETF	1,230,013
10,091	Proshares Ultrapro Dow30 ETF	633,816
6,408	Proshares Ultrapro QQQ ETF	625,741
23,751	Proshares Ultrapro S&P 500 ETF	1,053,594
8,440	Proshares Ultrapro Short Dow30 ETF	202,898
51,584	Proshares Ultrapro Short QQQ ETF	389,975
11,896	Schwab US Dividend Equity ETF	615,618
5,549	SPDR Gold Shares ETF	928,736
3,300	SPDR S&P 500 ETF Trust	1,017,588
3,810	Technology Select Sector SPDR Fund ETF	398,107
12,746	Vanguard Dividend Appreciation ETF	1,493,576
		16,616,885
Domestic Fixed Income — 32.0%
36,310	Direxion Daily 20+Year Treasury Bull 3X Shares ETF	1,476,365
45,468	iShares 20+ Year Treasury Bond ETF	7,453,568
8,854	SPDR Bloomberg Barclays Convertible Securities ETF	535,667
18,244	Vaneck Vectors Fallen Angel High Yield Bond ETF	523,603
		9,989,203
Exchange-Traded Note — 0.5%
10,710	JPMorgan Alerian MLP Index ETN	141,372
International Equity — 2.5%
18,225	Vaneck Vectors Gold Miners ETF	668,493

Portfolio of Investments

June 30, 2020

Tactical Income ETF

 (Unaudited)

Shares		Fair Value
Investment Companies (continued)
International Equity — 2.5% (continued)
2,542	Vanguard Global ex-U.S Real Estate ETF	$118,610
		787,103
Total Investment Companies (Cost $27,096,435)		$27,534,563

Total Investments — 93.1%
(Cost $28,527,176)		$29,046,875
Other Assets in Excess of Liabilities — 6.9%		2,152,529
Net Assets — 100.0%		$31,199,404

ETF — Exchange-Traded Fund
ETN — Exchange-Traded Note
MLP — Master Limited Partnership
MSCI — Morgan Stanley Capital International
S&P — Standard and Poor's
SPDR — Standard and Poor's Depositary Receipts

Portfolio of Investments

June 30, 2020

Trend Aggregation U.S. ETF

(Unaudited)

Portfolio of Investments Summary Table	Percentage of Fair Value
Communication Services	2.4%
Consumer Discretionary	28.2
Consumer Staples	11.5
Financials	4.2
Health Care	6.4
Industrials	5.2
Information Technology	12.7
Exchange-Traded Funds	28.9
Exchange-Traded Note	0.5
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value
Common Stocks
Communication Services — 2.3%
194	Alphabet, Inc.	$274,240
1,062	Charter Communications, Inc., Class A	541,663
6,679	GCI Liberty, Inc.	475,010
3	Sea, Ltd.	322
		1,291,235
Consumer Discretionary — 26.5%
1,234	Amazon.com, Inc.	3,404,384
14,401	Autonation, Inc.	541,190
24,381	CarMax, Inc.	2,183,318
37,930	Floor & Decor Holdings, Inc.	2,186,664
18,059	JD.com, Inc.	1,086,791
1,107	Mercadolibre, Inc.	1,091,247
5,126	O'Reilly Automotive, Inc.	2,161,480
24,808	Pinduoduo, Inc.	2,129,518
		14,784,592
Consumer Staples — 10.8%
3,589	Costco Wholesale Corp.	1,088,221
42,782	Mondelez International, Inc.	2,187,444
4,128	PepsiCo, Inc.	545,969
18,413	The Procter & Gamble Co.	2,201,642
		6,023,276
Financials — 3.9%
6,124	Berkshire Hathaway, Inc.	1,093,195
13,127	Interactive Brokers Group, Inc.	548,315
11,484	Morgan Stanley	554,677
		2,196,187
Health Care — 6.0%
23,557	Adaptive Biotechnologies Corp.	1,139,688
61,559	Covetrus, Inc.	1,101,291
7,800	Johnson & Johnson	1,096,914
		3,337,893
Industrials — 4.9%
4,846	Allegiant Travel Co.	529,232
5,630	Roper Technologies, Inc.	2,185,904
		2,715,136
Information Technology — 12.0%
3,992	Coupa Software, Inc.	1,105,944
10,048	Dell Technologies, Inc.	552,037
13,598	GDS Holdings, Ltd.	1,083,217

Portfolio of Investments

June 30, 2020

Trend Aggregation U.S. ETF

(Unaudited)

Shares		Fair Value
Common Stocks (continued)
Information Technology — 12.0% (continued)
2,927	Nice, Ltd.	$553,905
4,003	Ringcentral, Inc.	1,140,895
1,178	Shopify, Inc., Class A	1,118,158
5,124	Twilio, Inc.	1,124,308
		6,678,464
Total Common Stocks (Cost $36,148,407)		$37,026,783

Exchange-Traded Funds — 27.1%
64,851	Direxion Daily 20+Year Treasury Bull 3X Shares ETF	2,636,842
51,000	iShares 1-3 Year Treasury Bond ETF	4,417,111
17,763	Proshares Ultrapro Dow30 ETF	1,115,694
11,619	Proshares Ultrapro QQQ ETF	1,134,595
42,421	Proshares Ultrapro S&P 500 ETF	1,881,796
15,077	Proshares Ultrapro Short Dow30 ETF	362,451
92,150	Proshares Ultrapro Short QQQ ETF	696,654
10,122	SPDR Gold Shares ETF	1,694,119
32,449	Vaneck Vectors Gold Miners ETF	1,190,229
		15,129,491
Total Exchange-Traded Funds (Cost $14,627,130)		$15,129,491

Exchange-Traded Note — 0.5%
8,272	iPath Series B S&P 500 VIX Short-Term Futures ETN	280,834
Total Exchange-Traded Note (Cost $297,899)		$280,834

Total Investments — 94.0%
(Cost $51,073,436)		$ 52,437,108
Other Assets in Excess of Liabilities — 6.0%		3,330,468
Net Assets — 100.0%		$55,767,576

ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
ETN — Exchange-Traded Note
S&P — Standard and Poor's
SPDR — Standard and Poor's Depositary Receipts

Portfolio of Investments

June 30, 2020

Trend Aggregation ESG ETF

 (Unaudited)

Portfolio of Investments Summary Table	Percentage of Fair Value
Communication Services	1.8%
Consumer Discretionary	9.2
Consumer Staples	7.4
Energy	2.7
Health Care	16.5
Industrials	5.3
Information Technology	28.4
Materials	2.7
Real Estate	10.1
Exchange-Traded Funds	15.4
Exchange-Traded Note	0.5
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value
Common Stocks
Communication Services — 1.7%
2,252	Electronic Arts, Inc.	$297,377
Consumer Discretionary — 8.3%
156	Amazon.com, Inc.	430,376
5,707	Hasbro, Inc.	427,740
293	Tesla, Inc.	316,384
1,187	The Home Depot, Inc.	297,355
		1,471,855
Consumer Staples — 6.6%
8,114	Colgate-Palmolive Co.	594,432
9,692	General Mills, Inc.	597,512
		1,191,944
Energy — 2.4%
7,389	Valero Energy Corp.	434,621
Health Care — 14.8%
3,375	Agilent Technologies, Inc.	298,249
1,059	Dexcom, Inc.	429,319
1,794	IDEXX Laboratories, Inc.	592,307
375	Mettler-Toledo International, Inc.	302,081
688	Regeneron Pharmaceuticals, Inc.	429,072
1,560	ResMed, Inc.	299,520
1,037	Vertex Pharmaceuticals, Inc.	301,051
		2,651,599
Industrials — 4.7%
5,697	United Rentals, Inc.	849,081
Information Technology — 25.5%
694	Adobe, Inc.	302,105
1,627	Apple, Inc.	593,530
2,542	Autodesk, Inc.	608,021
8,520	Cadence Design Systems, Inc.	817,578
1,485	Microsoft Corp.	302,212
2,750	NVIDIA Corp.	1,044,753
1,752	Paypal Holdings, Inc.	305,251
3,214	Salesforce.com, Inc.	602,079
		4,575,529
Materials — 2.4%
42,369	Amcor PLC	432,587

Portfolio of Investments

June 30, 2020

Trend Aggregation ESG ETF

 (Unaudited)

Shares		Fair Value
Common Stocks (continued)
Real Estate — 9.0%
2,321	American Tower Corp.	$600,071
854	Equinix, Inc.	599,764
11,511	Ventas, Inc.	421,533
		1,621,368
Total Common Stocks (Cost $12,980,600)		$13,525,961

Exchange-Traded Funds — 13.8%
28,600	iShares 1-3 Year Treasury Bond ETF	2,477,046
Total Exchange-Traded Funds (Cost $2,477,618)		$2,477,046

Exchange-Traded Note — 0.5%
2,635	iPath Series B S&P 500 VIX Short-Term Futures ETN	89,458
Total Exchange-Traded Note (Cost $92,365)		$89,458

Total Investments — 89.7%
(Cost $15,550,583)		$16,092,465
Other Assets in Excess of Liabilities — 10.3%		1,851,801
Net Assets — 100.0%		$17,944,266

ETF — Exchange-Traded Fund
ETN — Exchange-Traded Note
PLC — Public Liability Company
S&P — Standard and Poor's

Portfolio of Investments

June 30, 2020

Trend Aggregation Dividend Stock ETF

(Unaudited)

Portfolio of Investments Summary Table	Percentage of Fair Value
Communication Services	1.6%
Consumer Discretionary	8.0
Consumer Staples	14.8
Financials	10.1
Health Care	3.3
Industrials	3.9
Information Technology	24.6
Real Estate	2.1
Exchange-Traded Funds	31.0
Exchange-Traded Note	0.6
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value
Common Stocks
Communication Services — 1.4%
3,344	Activision Blizzard, Inc.	$253,810
8,975	The New York Times Co.	377,219
		631,029
Consumer Discretionary — 7.1%
2,402	Best Buy Co., Inc.	209,623
4,616	Expedia Group, Inc.	379,435
8,747	Garmin, Ltd.	852,833
11,376	Lowe's Cos., Inc.	1,537,125
753	The Home Depot, Inc.	188,634
		3,167,650
Consumer Staples — 13.0%
15,074	Colgate-Palmolive Co.	1,104,321
451	Costco Wholesale Corp.	136,748
13,850	General Mills, Inc.	853,853
17,397	Hormel Foods Corp.	839,753
4,676	McCormick & Co., Inc.	838,921
1,072	The Procter & Gamble Co.	128,179
16,243	Walmart, Inc.	1,945,586
		5,847,361
Financials — 8.9%
1,418	Ameriprise Financial, Inc.	212,757
22,462	Ares Management Corp.	891,741
4,400	Arthur J Gallagher & Co.	428,956
1,575	BlackRock, Inc.	856,942
3,838	Citigroup, Inc.	196,122
10,308	Comerica, Inc.	392,735
565	Deutsche Bank AG	5,379
1,176	S&P Global, Inc.	387,468
17,267	Synchrony Financial	382,637
3,220	The Progressive Corp.	257,954
		4,012,691
Health Care — 2.8%
13,099	Abbvie, Inc.	1,286,060
Industrials — 3.4%
13,130	Air Lease Corp.	384,578
7,208	Robert Half International, Inc.	380,799
1,967	Roper Technologies, Inc.	763,707
		1,529,084

Portfolio of Investments

June 30, 2020

Trend Aggregation Dividend Stock ETF

(Unaudited)

Shares		Fair Value
Common Stocks (continued)
Information Technology — 21.6%
1,978	Accenture PLC	$424,716
8,344	Alliance Data Systems Corp.	376,481
3,145	Analog Devices, Inc.	385,703
6,977	Apple, Inc.	2,545,209
1,223	Broadcom, Inc.	385,991
12,056	Broadridge Financial Solutions, Inc.	1,521,347
9,472	FLIR Systems, Inc.	384,279
1,824	Microchip Technology, Inc.	192,085
4,080	Microsoft Corp.	830,321
4,127	NVIDIA Corp.	1,567,888
1,930	Pegasystems, Inc.	195,258
6,031	Skyworks Solutions, Inc.	771,124
660	Visa, Inc.	127,492
		9,707,894
Real Estate — 1.8%
4,952	Crown Castle International Corp.	828,717
Total Common Stocks (Cost $26,193,411)		$27,010,486

Exchange-Traded Funds — 27.3%
52,241	Direxion Daily 20+Year Treasury Bull 3X Shares ETF	2,124,119
41,700	iShares 1-3 Year Treasury Bond ETF	3,611,637
14,179	Proshares Ultrapro Dow30 ETF	890,583
9,553	Proshares Ultrapro QQQ ETF	932,850
34,285	Proshares Ultrapro S&P 500 ETF	1,520,883
12,296	Proshares Ultrapro Short Dow30 ETF	295,596
75,154	Proshares Ultrapro Short QQQ ETF	568,164
8,077	SPDR Gold Shares ETF	1,351,847
26,292	Vaneck Vectors Gold Miners ETF	964,391
		12,260,070
Total Exchange-Traded Funds (Cost $11,691,192)		$12,260,070

Exchange-Traded Note — 0.5%
6,529	iPath Series B S&P 500 VIX Short-Term Futures ETN	221,660
Total Exchange-Traded Note (Cost $233,911)		$221,660

Total Investments — 87.8%
(Cost $38,118,514)		$39,492,216
Other Assets in Excess of Liabilities — 12.2%		5,462,306
Net Assets — 100.0%		$44,954,522

ETF — Exchange-Traded Fund
ETN — Exchange-Traded Note
PLC — Public Liability Company
S&P — Standard and Poor's
SPDR — Standard and Poor's Depositary Receipts

Portfolio of Investments

June 30, 2020

Trend Aggregation Aggressive Growth ETF

(Unaudited)

Portfolio of Investments Summary Table	Percentage of Fair Value
Communication Services	0.8%
Consumer Discretionary	15.2
Consumer Staples	0.9
Financials	2.2
Health Care	5.3
Industrials	4.0
Information Technology	27.5
Materials	0.6
Exchange-Traded Funds	42.9
Exchange-Traded Note	0.6
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value
Common Stocks
Communication Services — 0.8%
196	Spotify Technology SA	$50,605
Consumer Discretionary — 13.8%
18	Amazon.com, Inc.	49,659
1,110	BorgWarner, Inc.	39,183
1,548	Chegg, Inc.	104,118
51	Chipotle Mexican Grill, Inc.	53,670
1,717	JD.com, Inc.	103,329
766	Lithia Motors, Inc.	115,919
264	Lululemon Athletica, Inc.	82,371
211	Mercadolibre, Inc.	207,997
155	Tesla, Inc.	167,371
		923,617
Consumer Staples — 0.8%
381	Medifast, Inc.	52,871
Financials — 1.9%
129	Citigroup, Inc.	6,592
547	KeyCorp	6,662
764	LPL Financial Holdings, Inc.	59,898
1,773	Synchrony Financial	39,290
172	The Travelers Cos., Inc.	19,617
		132,059
Health Care — 4.8%
67	Abbvie, Inc.	6,578
337	Bristol-Myers Squibb Co.	19,816
1,384	CRISPR Therapeutics AG	101,710
1,452	Livongo Health, Inc.	109,176
170	Merck & Co., Inc.	13,146
199	Pfizer, Inc.	6,507
185	Thermo Fisher Scientific, Inc.	67,033
		323,966
Industrials — 3.7%
542	Axon Enterprise, Inc.	53,186
845	Exponent, Inc.	68,386
577	HD Supply Holdings, Inc.	19,993
1,445	Vicor Corp.	103,968
		245,533
Information Technology — 24.8%
179	Apple, Inc.	65,299

Portfolio of Investments

June 30, 2020

Trend Aggregation Aggressive Growth ETF

(Unaudited)

Shares		Fair Value
Common Stocks (continued)
Information Technology — 24.8% (continued)
1,163	Bill.com Holdings, Inc.	$104,914
448	Citrix Systems, Inc.	66,264
2,956	Cloudflare, Inc.	106,268
191	Coupa Software, Inc.	52,915
1,059	Crowdstrike Holdings, Inc.	106,207
604	DocuSign, Inc.	104,015
965	Five9, Inc.	106,797
1,074	II-VI, Inc.	50,714
587	Inphi Corp.	68,973
163	Microsoft Corp.	33,172
141	NVIDIA Corp.	53,567
225	Shopify, Inc., Class A	213,570
490	Twilio, Inc.	107,516
833	Zoom Video Communications, Inc.	211,199
1,976	Zscaler, Inc.	216,371
		1,667,761
Materials — 0.6%
562	Eastman Chemical Co.	39,138
Total Common Stocks (Cost $3,263,149)		$3,435,550

Exchange-Traded Funds — 38.8%
7,768	Direxion Daily 20+Year Treasury Bull 3X Shares ETF	315,848
15,300	iShares 1-3 Year Treasury Bond ETF	1,325,134
2,103	Proshares Ultrapro Dow30 ETF	132,089
1,353	Proshares Ultrapro QQQ ETF	132,120
5,229	Proshares Ultrapro S&P 500 ETF	231,958
1,805	Proshares Ultrapro Short Dow30 ETF	43,392
11,032	Proshares Ultrapro Short QQQ ETF	83,402
1,200	SPDR Gold Shares ETF	200,844
3,853	Vaneck Vectors Gold Miners ETF	141,328
		2,606,115
Total Exchange-Traded Funds (Cost $2,550,483)		$2,606,115

Exchange-Traded Note — 0.5%
1,016	iPath Series B S&P 500 VIX Short-Term Futures ETN	34,493
Total Exchange-Traded Note (Cost $36,590)		$34,493

Total Investments — 90.5%
(Cost $5,850,222)		$6,076,158
Other Assets in Excess of Liabilities — 9.5%		637,985
Net Assets — 100.0%		$6,714,143

ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
ETN — Exchange-Traded Note
S&P — Standard and Poor's
SPDR — Standard and Poor's Depositary Receipts